Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																																																																								12 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2026
C000262359
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,326	$ 11,290	$ 11,487	$ 11,295	$ 11,242	$ 11,209	$ 11,142	$ 11,062	$ 10,914	$ 10,740	$ 10,770	$ 10,584	$ 10,681	$ 10,658	$ 10,662	$ 10,399	$ 10,363	$ 10,515	$ 10,389	$ 10,684	$ 10,571	$ 10,393	$ 10,140	$ 10,042	$ 9,864	$ 10,151	$ 10,057	$ 10,195	$ 10,230	$ 9,831	$ 9,357	$ 9,540	$ 9,851	$ 9,920	$ 9,916	$ 9,966	$ 10,052	$ 10,002	$ 9,815	$ 10,048	$ 9,728	$ 9,862	$ 9,457	$ 9,580	$ 10,143	$ 10,473	$ 10,132	$ 10,326	$ 10,183	$ 10,588	$ 10,897	$ 10,980	$ 11,124	$ 11,145	$ 11,167	$ 11,223	$ 11,217	$ 11,216	$ 11,190	$ 11,207	$ 11,263	$ 11,220	$ 11,249	$ 11,277	$ 11,253	$ 11,231	$ 11,206	$ 11,170	$ 11,188	$ 11,175	$ 11,177	$ 11,178	$ 11,147	$ 11,008	$ 10,908	$ 10,830	$ 10,801	$ 10,789	$ 10,795	$ 10,755	$ 10,738	$ 10,652	$ 10,600	$ 10,480	$ 10,358	$ 10,359	$ 10,238	$ 10,241	$ 10,145	$ 10,007	$ 9,911	$ 10,000	$ 10,065	$ 10,001	$ 10,003	$ 10,005	$ 9,933	$ 9,968	$ 9,919	$ 9,987	$ 10,098	$ 10,098	$ 10,124	$ 10,137	$ 10,137	$ 10,074	$ 10,035	$ 10,092	$ 10,045	$ 9,991	$ 10,010	$ 9,954	$ 9,971	$ 9,978	$ 10,118	$ 10,137	$ 10,114	$ 10,090	$ 10,076	$ 10,013
C000202320
Account Value [Line Items]
Accumulated Value		12,869	12,804	12,924	12,779	12,714	12,686	12,590	12,520	12,424	12,260	12,260	12,111	12,107	12,064	12,019	11,818	11,738	11,813	11,693	11,847	11,701	11,526	11,281	11,165	10,985	11,195	11,072	11,152	11,078	10,698	10,256	10,445	10,658	10,699	10,715	10,708	10,751	10,674	10,572	10,760	10,412	10,453	10,123	10,334	10,816	11,051	10,778	10,949	10,960	11,340	11,675	11,873	12,048	12,054	12,047	12,050	12,055	12,036	11,931	11,877	11,828	11,713	11,792	11,807	11,744	11,657	11,573	11,526	11,481	11,381	11,300	11,167	11,047	10,816	11,284	11,189	11,118	11,091	11,074	11,035	11,018	10,957	10,884	10,779	10,662	10,660	10,512	10,511	10,405	10,269	10,184	10,255	10,305	10,231	10,253	10,244	10,180	10,210	10,166	10,225	10,337	10,307	10,317	10,306	10,335	10,267	10,220	10,244	10,180	10,116	10,111	10,048	10,045	10,044	10,201	10,221	10,190	10,167	10,094	10,019
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	11,803	11,789	12,001	11,808	11,795	11,813	11,740	11,667	11,541	11,404	11,435	11,261	11,343	11,298	11,294	11,051	10,992	11,175	11,058	11,340	11,190	11,031	10,780	10,678	10,500	10,773	10,674	10,827	10,857	10,456	10,003	10,164	10,429	10,496	10,503	10,541	10,657	10,593	10,330	10,604	10,288	10,335	9,968	10,099	10,555	10,862	10,603	10,772	10,703	11,125	11,443	11,572	11,827	11,857	11,822	11,825	11,928	11,951	11,819	11,737	11,698	11,607	11,753	11,926	12,012	11,995	11,879	11,932	11,939	12,036	11,859	11,784	11,730	11,525	11,593	11,388	11,173	11,181	11,187	11,153	11,213	10,930	10,906	10,770	10,582	10,580	10,380	10,386	10,277	10,092	10,032	10,112	10,177	10,112	10,110	10,122	10,051	10,126	10,061	10,158	10,276	10,229	10,242	10,236	10,285	10,194	10,150	10,160	10,083	10,006	10,011	9,944	9,925	9,911	10,151	10,229	10,235	10,247	10,182	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		11,803	11,789	12,001	11,808	11,795	11,813	11,740	11,667	11,541	11,404	11,435	11,261	11,343	11,298	11,294	11,051	10,992	11,175	11,058	11,340	11,190	11,031	10,780	10,678	10,500	10,773	10,674	10,827	10,857	10,456	10,003	10,164	10,429	10,496	10,503	10,541	10,657	10,593	10,330	10,604	10,288	10,335	9,968	10,099	10,555	10,862	10,603	10,772	10,703	11,125	11,443	11,572	11,827	11,857	11,822	11,825	11,928	11,951	11,819	11,737	11,698	11,607	11,753	11,926	12,012	11,995	11,879	11,932	11,939	12,036	11,859	11,784	11,730	11,525	11,593	11,388	11,173	11,181	11,187	11,153	11,213	10,930	10,906	10,770	10,582	10,580	10,380	10,386	10,277	10,092	10,032	10,112	10,177	10,112	10,110	10,122	10,051	10,126	10,061	10,158	10,276	10,229	10,242	10,236	10,285	10,194	10,150	10,160	10,083	10,006	10,011	9,944	9,925	9,911	10,151	10,229	10,235	10,247	10,182	10,003
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Bloomberg U.S. MBS Index
Accumulated Value	$ 10,000	11,518	11,510	11,703	11,511	11,464	11,439	11,368	11,271	11,136	10,959	11,004	10,812	10,911	10,880	10,882	10,611	10,557	10,734	10,593	10,902	10,774	10,603	10,330	10,211	10,011	10,323	10,215	10,384	10,432	10,001	9,506	9,706	10,026	10,109	10,116	10,160	10,235	10,182	9,987	10,258	9,931	9,975	9,585	9,723	10,240	10,603	10,273	10,440	10,326	10,701	10,987	11,094	11,261	11,271	11,282	11,303	11,344	11,363	11,292	11,297	11,317	11,255	11,313	11,389	11,380	11,355	11,347	11,352	11,364	11,360	11,339	11,350	11,336	11,264	11,147	11,032	10,956	10,925	10,917	10,878	10,871	10,774	10,731	10,654	10,518	10,525	10,374	10,383	10,301	10,118	10,027	10,091	10,153	10,092	10,103	10,098	10,028	10,079	10,015	10,081	10,200	10,167	10,182	10,185	10,208	10,134	10,088	10,129	10,066	10,001	9,998	9,951	9,954	9,954	10,128	10,154	10,127	10,115	10,094	10,013
50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index
Accumulated Value		13,006	12,965	13,100	12,967	12,923	12,888	12,801	12,751	12,695	12,540	12,532	12,400	12,401	12,325	12,305	12,158	12,094	12,111	12,009	12,141	11,997	11,870	11,679	11,591	11,442	11,573	11,483	11,519	11,407	11,144	10,903	10,948	11,025	11,004	10,947	11,011	11,067	10,984	10,914	11,047	10,827	10,782	10,613	10,748	10,973	11,121	10,996	11,072	11,077	11,231	11,473	11,596	11,714	11,727	11,740	11,788	11,835	11,845	11,778	11,765	11,710	11,648	11,715	11,779	11,749	11,672	11,605	11,628	11,581	11,541	11,424	11,240	11,112	11,020	11,444	11,301	11,113	11,113	11,137	11,104	11,144	10,959	10,946	10,872	10,712	10,680	10,552	10,509	10,422	10,312	10,265	10,290	10,311	10,234	10,226	10,231	10,169	10,201	10,173	10,221	10,280	10,265	10,289	10,257	10,318	10,238	10,186	10,207	10,143	10,085	10,079	10,063	10,009	10,031	10,150	10,194	10,206	10,206	10,142	10,013
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Bloomberg U.S. MBS Index
Accumulated Value		$ 11,518	$ 11,510	$ 11,703	$ 11,511	$ 11,464	$ 11,439	$ 11,368	$ 11,271	$ 11,136	$ 10,959	$ 11,004	$ 10,812	$ 10,911	$ 10,880	$ 10,882	$ 10,611	$ 10,557	$ 10,734	$ 10,593	$ 10,902	$ 10,774	$ 10,603	$ 10,330	$ 10,211	$ 10,011	$ 10,323	$ 10,215	$ 10,384	$ 10,432	$ 10,001	$ 9,506	$ 9,706	$ 10,026	$ 10,109	$ 10,116	$ 10,160	$ 10,235	$ 10,182	$ 9,987	$ 10,258	$ 9,931	$ 9,975	$ 9,585	$ 9,723	$ 10,240	$ 10,603	$ 10,273	$ 10,440	$ 10,326	$ 10,701	$ 10,987	$ 11,094	$ 11,261	$ 11,271	$ 11,282	$ 11,303	$ 11,344	$ 11,363	$ 11,292	$ 11,297	$ 11,317	$ 11,255	$ 11,313	$ 11,389	$ 11,380	$ 11,355	$ 11,347	$ 11,352	$ 11,364	$ 11,360	$ 11,339	$ 11,350	$ 11,336	$ 11,264	$ 11,147	$ 11,032	$ 10,956	$ 10,925	$ 10,917	$ 10,878	$ 10,871	$ 10,774	$ 10,731	$ 10,654	$ 10,518	$ 10,525	$ 10,374	$ 10,383	$ 10,301	$ 10,118	$ 10,027	$ 10,091	$ 10,153	$ 10,092	$ 10,103	$ 10,098	$ 10,028	$ 10,079	$ 10,015	$ 10,081	$ 10,200	$ 10,167	$ 10,182	$ 10,185	$ 10,208	$ 10,134	$ 10,088	$ 10,129	$ 10,066	$ 10,001	$ 9,998	$ 9,951	$ 9,954	$ 9,954	$ 10,128	$ 10,154	$ 10,127	$ 10,115	$ 10,094	$ 10,013